CLASS A ORDINARY SHARES	6 Months Ended
Dec. 31, 2024
CLASS A ORDINARY SHARES
CLASS A ORDINARY SHARES

NOTE 16. CLASS A ORDINARY SHARES

Share offering

On March 15, 2023, the Company and certain institutional investors (the “Purchasers”) entered into that certain securities purchase agreement (the “Purchase Agreement”), pursuant to which the Company agreed to sell to such Purchasers an aggregate of 8,827,500 (490,417 shares post 2024 Reverse Split) Class A Ordinary Shares, par value $0.0925 (US$1.67 post 2024 Reverse Split) per share and 1,175,000 (65,278 pre-funded warrants post 2024 Reverse Split) pre-funded warrants (the “Pre-Funded Warrants”) to purchase Class A Ordinary Shares in a registered direct offering, and warrants to purchase up to 10,002,500 (555,694 shares post 2024 Reverse Split) Class A Ordinary Shares in a concurrent private placement, for gross proceeds of approximately $8.0 million before deducting the placement agent’s fees and other estimated offering expenses.

On October 16, 2023, 1,175,000 (65,278 pre-funded warrants post 2024 Reverse Split) pre-funded warrants issued on March 15, 2023 were exercised by investor and 1,175,000 (65,278 shares post 2024 Reverse Split) Class A Ordinary Shares were issued and being outstanding.

On March 29, 2024, the Company’s shareholders approved the reverse shares split of the Company’s Class A Ordinary Shares at the ratio of one-for-eighteen with the market effective date of May 1, 2024 (the “2024 Reverse Split”). In connection with the reverse shares split, on March 29, 2024 the Company’s shareholder approved and authorized the Company’s registered office service agent to filed the Fourth Amended and Restated Memorandum and Articles of Association with local registry, and change its authorized share capital from: US$15,725,000 divided into 150,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0925 each, and 20,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0925 each, to: US$58,000 divided into 500,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0001 each and 80,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0001 each (the “2024 change in capital structure”). As a result of the 2024 Reverse Split, each eighteen pre-split Class A Ordinary Shares outstanding were automatically combined and converted to one issued and outstanding Class A Ordinary Share. No fractional Class A Ordinary Shares were issued to any shareholders in connection with the 2024 Reverse Split. Each shareholder was entitled to receive one Class A Ordinary Shares in lieu of the fractional share that would have resulted from the reverse shares split. The Depository Trust Company (the “DTC”) requested the Company’s transfer agent to issue 54,727 round-up Class A Ordinary Shares. As of May 1, 2024 (immediately prior to the effective date), there were 141,703,218 Class A Ordinary Shares outstanding, and the number of Class A Ordinary Shares outstanding after the 2024 Reverse Split is 7,927,132, taking into account of the effect of rounding fractional shares into whole shares. In addition, all Class A Ordinary Shares, options and any other Class A securities of the Company outstanding immediately prior to the 2024 Reverse Split was retroactively applied by dividing the number of ordinary shares into which the options and other securities are exercisable by 18 and multiplying the exercise price thereof by 18, as a result of the 2024 Reverse Split. All share and earnings per-share information have been retroactively adjusted to reflect the 2024 Reverse-Split. The Company had 500,000,000 authorized Class A Ordinary Shares, par value of $0.0001, of which 7,987,959 and 7,987,959 Class A Ordinary Shares were issued and outstanding as of June 30, 2024 and December 31, 2024, respectively. The Company had 80,000,000 authorized Class B Ordinary Shares, par value of $0.0001, of which 7,100,000 and 20,000,000 Class B Ordinary Shares were issued and outstanding as of June 30, 2024 and December 31, 2024, respectively.

The following table summarizes the Company’s Pre-Funded Warrants activities and status of Pre-Funded Warrants as of December 31, 2024:

		Weighted	Average
		Average	Remaining
	Pre-Funded	Exercise Price	Period
Pre-Funded Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2023	65,278	$0.18	5.22
Issued	—	—	—
Forfeited	—	—	—
Exercised	(65,278)	0.18	—
Expired	—	—	—
Outstanding as of June 30, 2024	—	$—	—
Issued	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of December 31, 2024	—	$—	—

* Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024.

Appropriated Retained Earnings

According to the Memorandum and Articles of Association, the Company is required to transfer a certain portion of its net profit, as determined under PRC accounting regulations, from current net income to the statutory reserve fund. In accordance with the PRC Company Law, companies are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory reserves until such reserves reach 50% of the registered capital of the companies. As of June 30, 2024 and December 31, 2024, the balance of total statutory reserves was ¥4,148,929 and ¥4,148,929 ($568,401), respectively.